Income Taxes (Corporate Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
Retained earnings free of restriction	$ 142,121
Hong Kong [Member] | Qifei International [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%
Hong Kong [Member] | 360 International [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%
Hong Kong [Member] | Qiji International [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%
PRC [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
Preferential Tax Rate	15.00%
Withholding Tax Rate for dividends paid by PRC subsidiaries	10.00%
PRC [Member] | Qizhi Software [Member]
Corporate Income Tax Rate [Line Items]
Preferential Tax Rate	15.00%	15.00%
Income Tax Holiday, exemption period in HNTE status	3 years
Income Tax Holiday, half rate period in HNTE status	3 years
Income Tax Rate after reduction			7.50%
PRC [Member] | Beijing Qihu [Member]
Corporate Income Tax Rate [Line Items]
Preferential Tax Rate	15.00%	15.00%	15.00%
PRC [Member] | Shanghai Qitai [Member]
Corporate Income Tax Rate [Line Items]
Income Taxes Rate under deemed profit method	2.50%
PRC [Member] | 3G [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | QBTX [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | QH360 [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | Yuan Tu [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | CDQY [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | Beijing Star World [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate			25.00%
Preferential Tax Rate	15.00%	15.00%
PRC [Member] | Shanghai JN [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%
PRC [Member] | YZT [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%
PRC [Member] | Tianjin Qisi [Member]
Corporate Income Tax Rate [Line Items]
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
PRC [Member] | Ceteng [Member]
Corporate Income Tax Rate [Line Items]
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
PRC [Member] | QFXY [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
PRC [Member] | QCYS [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | SYQJ [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | QFT [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | SHJL [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | 360 Youjiu [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | BJCX [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | Shanghai QH [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | WBKS [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | BJJY [Member]
Corporate Income Tax Rate [Line Items]
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
Income Tax Rate after reduction	12.50%
Income Taxes Reduction Percentage	50.00%